SCHEDULE OF BANK LOANS (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Debt Instrument [Line Items]
Carrying amount	$ 2,598	$ 4,022
Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Carrying amount		$ 3,927	$ 3,362
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2024 - 2029	2024 - 2029
Debt instrument interest rate	SIBOR	SIBOR
Carrying amount		$ 3,927	$ 3,362
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	1.25%	1.25%
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%
London Interbanks Offered Rate LIBOR [Member] | Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		2023 - 2029
Debt instrument interest rate		London Inter Bank Offer Rate
Interest rate		1.25%
Carrying amount		$ 95